Tax Assets and Liabilities - Summary of Unrecognized Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Components Of Deferred Tax Assets [Abstract]
Deductible temporary differences	$ 481	$ 771
Long term capital loss	62,986
Tax losses carry forwards	11,111	10,905
Total	$ 74,578	$ 11,676